Expense Example	Aug. 20, 2026 USD ($)
Thornburg Investment Income Builder Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 155
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,873
Thornburg Investment Income Builder Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	1,689
Thornburg Investment Income Builder Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	$ 1,322